MASTER TRUST - Narrative (Details) - Master Trust - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Stable value fund, at contract value	$ 281,565,485	$ 285,334,090
Minimum interest rate	0.00%